Note Allowance for loan losses (T D R that subsequently defaulted) (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans
Troubled Debt Restructuring
Loan count | loans		723	729
Recorded investment as of first default date | $		$ 46,645	$ 32,855
Commercial multi-family
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans		3	4
Recorded investment as of first default date | $		$ 7,269	$ 1,340
CRE owner occupied
Troubled Debt Restructuring
Loan count | loans		1	5
Recorded investment as of first default date | $		$ 291	$ 1,191
Commercial and industrial
Troubled Debt Restructuring
Loan count | loans		7	5
Recorded investment as of first default date | $		$ 1,990	$ 609
Construction
Troubled Debt Restructuring
Loan count | loans		3	1
Recorded investment as of first default date | $		$ 1,442	$ 952
Mortgages
Troubled Debt Restructuring
Loan count | loans		189	126
Recorded investment as of first default date | $		$ 28,364	$ 22,929
Legacy
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
Leasing
Troubled Debt Restructuring
Loan count | loans		0	8
Recorded investment as of first default date | $		$ 0	$ 72
Credit cards
Troubled Debt Restructuring
Loan count | loans		415	465
Recorded investment as of first default date | $		$ 4,185	$ 4,176
Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
Personal
Troubled Debt Restructuring
Loan count | loans		97	101
Recorded investment as of first default date | $		$ 3,006	$ 1,331
Auto
Troubled Debt Restructuring
Loan count | loans		6	14
Recorded investment as of first default date | $		$ 97	$ 255
Other
Troubled Debt Restructuring
Loan count | loans		2	0
Recorded investment as of first default date | $		$ 1	$ 0
PUERTO RICO
Troubled Debt Restructuring
Loan count | loans	[1]	721	727
Recorded investment as of first default date | $	[1]	$ 46,288	$ 31,838
PUERTO RICO | Commercial multi-family
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
PUERTO RICO | CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans		3	3
Recorded investment as of first default date | $		$ 7,269	$ 433
PUERTO RICO | CRE owner occupied
Troubled Debt Restructuring
Loan count | loans		1	5
Recorded investment as of first default date | $		$ 291	$ 1,191
PUERTO RICO | Commercial and industrial
Troubled Debt Restructuring
Loan count | loans		7	5
Recorded investment as of first default date | $		$ 1,990	$ 609
PUERTO RICO | Construction
Troubled Debt Restructuring
Loan count | loans		3	1
Recorded investment as of first default date | $		$ 1,442	$ 952
PUERTO RICO | Mortgages
Troubled Debt Restructuring
Loan count | loans		187	125
Recorded investment as of first default date | $		$ 28,007	$ 22,819
PUERTO RICO | Leasing
Troubled Debt Restructuring
Loan count | loans		0	8
Recorded investment as of first default date | $		$ 0	$ 72
PUERTO RICO | Credit cards
Troubled Debt Restructuring
Loan count | loans		415	465
Recorded investment as of first default date | $		$ 4,185	$ 4,176
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
PUERTO RICO | Personal
Troubled Debt Restructuring
Loan count | loans		97	101
Recorded investment as of first default date | $		$ 3,006	$ 1,331
PUERTO RICO | Auto
Troubled Debt Restructuring
Loan count | loans		6	14
Recorded investment as of first default date | $		$ 97	$ 255
PUERTO RICO | Other
Troubled Debt Restructuring
Loan count | loans		2	0
Recorded investment as of first default date | $		$ 1	$ 0
UNITED STATES
Troubled Debt Restructuring
Loan count | loans		2	2
Recorded investment as of first default date | $		$ 357	$ 1,017
UNITED STATES | Commercial multi-family
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans		0	1
Recorded investment as of first default date | $		$ 0	$ 907
UNITED STATES | CRE owner occupied
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Commercial and industrial
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Construction
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Mortgages
Troubled Debt Restructuring
Loan count | loans		2	1
Recorded investment as of first default date | $		$ 357	$ 110
UNITED STATES | Legacy
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Credit cards
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Personal
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Auto
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0
UNITED STATES | Other
Troubled Debt Restructuring
Loan count | loans		0	0
Recorded investment as of first default date | $		$ 0	$ 0

[1]	Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.